Leases (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 11, 2021 USD ($) m²	Dec. 11, 2020 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 01, 2022 m²
Leases (Details) [Line Items]
Lease term	5 years 6 months		4 years 29 days		4 years 29 days
Administrative office and laboratories space (in Square Meters) | m²	10,300								3,053
Payments for Rent			$ 110,353	$ 55,812	$ 221,253	$ 91,412
Base rent percentage	2.50%
Operating Expenses			$ 4,663,567	$ 2,073,524	$ 8,658,908	$ 4,359,343	$ 9,031,662	$ 5,996,739
Lessee, operating lease, discount rate			3.95%		3.95%		3.95%
Lease term		5 years 6 months					4 years 5 months 1 day
Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Payments for Rent	$ 10,800	$ 10,817
Base rent percentage		2.50%			2.50%
Operating Expenses	$ 12,000	$ 12,000
Operating Lease Agreement [Member] | Minimum [Member]
Leases (Details) [Line Items]
Operating Expenses					$ 12,000
Operating Lease Agreement [Member] | Maximum [Member]
Leases (Details) [Line Items]
Operating Expenses					17,500
Operating Lease Agreement [Member] | Forecast [Member]
Leases (Details) [Line Items]
Payments for Rent					$ 15,260